Basis of preparation, Subsidiaries (Details) - USD ($)		3 Months Ended
	Oct. 16, 2023	Apr. 30, 2025	Nov. 06, 2024	Nov. 10, 2022
Marmota [Member]
Basis of Consolidation [Abstract]
Ownership percentage	10.00%			50.00%
Common shares returned for cancellation consideration amount	$ 19
MSP [Member]
Basis of Consolidation [Abstract]
Ownership percentage			50.00%
Devv Holdings [Member]
Basis of Consolidation [Abstract]
Place of incorporation		A1
Ownership interest in subsidiaries		100.00%
DESG [Member]
Basis of Consolidation [Abstract]
Place of incorporation		DE
Ownership interest in subsidiaries		100.00%
Finco [Member]
Basis of Consolidation [Abstract]
Place of incorporation		A1
Ownership interest in subsidiaries		100.00%